Group Information - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 774	€ 770	€ 189
Cost of non-executive directors	303	71	0
Share-based payment plan expenses	6,146	0	0
Total	€ 7,223	€ 841	€ 189